Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Current:
State
Federal
Foreign			347	1,435
Deferred:
State
Federal			1	58
Noncurrent:
State
Federal			200	525
Foreign			698
Total	$ 723	$ 226	$ 1,246	$ 2,018